HUNTON & WILLIAMS LLP RIVERFRONT PLAZA, EAST TOWER 951 EAST BYRD STREET RICHMOND, VIRGINIA 23219-4074 TEL 804 • 788 • 8200 FAX 804 • 788 • 8218

EDWARD W. ELMORE, JR. Direct Dial: 804-788-7336 EMAIL: telmore@hunton.com FILE NO: 59490.000009
July 13, 2007

VIA EDGAR AND FACSIMILE

Ms. Cicely LaMothe

Accounting Branch Chief

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Re:	MercadoLibre, Inc. Registration Statement on Form S-1 Filed on May 11, 2007 File No. 333-142880

Dear Ms. LaMothe:

As counsel to MercadoLibre, Inc. a Delaware corporation (the “Company”), we are transmitting for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form S-1 (File No. 333-142880) (the “Registration Statement”), and the Company’s responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission, with respect to the Registration Statement, contained in your comment letter dated June 7, 2007.

For convenience of reference, each Staff comment contained in your June 7, 2007 comment letter is reprinted below in italics, numbered to correspond with the paragraph number assigned in your comment letter and is followed by the corresponding response of the Company.

Where indicated below, changes have been made to the disclosure in Amendment No. 1 in response to the Staff’s comment.

Ms. Cicely LaMothe

July 13, 2007

General

1.	Please update your financial statements pursuant to Rule 3-12 of Regulation S-X.

Response: The Company has included in Amendment No. 1 its unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2007 and 2006.

Dilution, page 36

2.	Please provide us with your basis for including your deferred tax assets in the calculation of net tangible book value.

Response: In response to the Staff’s comment, the Company excluded its deferred tax assets from the calculation of net tangible book value. Please see page 37 of Amendment No. 1.

Financial Statements

Note 2—Summary of Significant Accounting Policies

Change in Accounting Principle, page F-15

3.	Advise us and disclose how you determined the fair value of your preferred stock warrants for each period and the assumptions made in determining that value.

Response: In response to the Staff’s comment, the Company advises that the Company determined the fair value of its preferred stock warrants following the Black-Scholes model. The following were the assumptions the Company made for purposes of this calculation:

	7/1/05	12/31/05	12/31/06
Fair Value of our Preferred Stock	$2.25	$4.37	$12.00
Exercise Price	$4.07	$4.07	$4.07
Contract Duration (years)	5	4	3
Risk Free Rate	6.0%	6.0%	6.0%
Volatility	36.0%	36.0%	36.0%

Ms. Cicely LaMothe

July 13, 2007

Based on these assumptions, the fair value of the warrants for purposes of the Company’s financial statements was:

7/1/05	12/31/05	12/31/06
$0.49	$1.74	$8.63

Note 11—Stock Option Plan, page F-33

4.	For equity instruments granted during the 12 months prior to the date of the most recent balance sheet included in the registration statement, supplementally provide the following information:

•	For each grant date, disclose the number of options or shares granted, the exercise price, the fair value of the common stock, and the intrinsic value, if any, per option;

•	Upon determining a price range, advise us how the fair value of your common stock in those transactions compares to the IPO price.

Response: In response to the Staff’s comment, the following chart summarizes the information requested for equity instruments granted during the fiscal year 2006. There were no equity grants during 2007.

Grant date	Options granted	Exercise price	Fair value common stock	Intrinsic value
1/1/06	17,000	$1.50	$2.93	$2.04
7/1/06	2,000	$6.00	$8.34	$5.03
10/1/06	4,500	$6.00	$9.64	$6.21

The fair value of the Company’s common stock used for purposes of this calculation is based on internally developed valuations at each grant date. Amendment No. 1 includes an anticipated initial public offering price range of $16.00—$18.00 per share. The increase in the fair value over time is directly related to the improvements in the Company’s financial performance, the evolution of the Company’s business and the Company’s prospects and, importantly, to the reduction in the discount rates applicable to the Company.

Ms. Cicely LaMothe

July 13, 2007

The Company has performed a sensitivity analysis considering a fair value of the Company’s common stock 10%, 20% and 50% higher than the values estimated by the Company at each grant date for all the options granted during 2006. Given the small number of options granted, the Company determined that any difference in compensation expense as a result of these higher valuations was immaterial for 2006, and any remaining unrecognized compensation cost would also be immaterial.

If you have any questions or comments regarding the foregoing, or have additional comments or questions, please contact the undersigned at (804) 788-7336.

Sincerely,

/s/ Edward W. Elmore, Jr.

Edward W. Elmore, Jr.

cc:	S. Todd Crider, Esq. John F. Haley, Esq. Nicolás Szekasy Rachel Zablow